Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,965,311	$ 2,141,518	$ 2,251,657
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,020,055	997,755	1,007,376
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	935,281	909,616	909,690
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	84,774	88,139	97,686
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	624,573	733,469	814,417
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 320,683	$ 410,294	$ 429,864